Leases (Tables)	12 Months Ended
Dec. 31, 2024
Lease liabilities [abstract]
Disclosure of maturity analysis of lease receivable	The following table sets out a maturity analysis of lease receivables, showing the lease payments to be received after the reporting date.

	2024				2023
	Gross investment in finance lease receivables	Future finance income	Present value of minimum lease payments receivable	Unguaranteed residual values	Gross investment in finance lease receivables	Future finance income	Present value of minimum lease payments receivable	Unguaranteed residual values
	£m	£m	£m	£m	£m	£m	£m	£m
Not more than one year	7	(1)	6	—	3	—	3	—
One to two years	3	(1)	2	—	2	—	2	—
Two to three years	—	—	—	—	—	—	—	—
Three to four years	—	—	—	—	—	—	—	—
Four to five years	—	—	—	—	—	—	—	—
Over five years	—	—	—	—	—	—	—	—
Total	10	(2)	8	—	5	—	5	—

Disclosure of finance lease income	The following table shows amounts recognised in the income statement during the year.

	2024	2023
	£m	£m
Finance income from net investment in lease	2	1
Profit on sales	—	—

Disclosure of lease liabilities and maturity analysis

Lease liabilities
	2024	2023
	£m	£m
As at 1 January	971	1,216
Interest expense	71	54
New leases	45	19
Disposals	(18)	(11)
Cash payments[1]	(204)	(406)
Exchange and other movements[2]	340	99
As at 31 December (see Note 22)	1,205	971
Notes:
1Cash payments in 2023 include a one time lease liability payment of £182m related to structural cost action in relation to the real estate review.
2Exchange and other movements include modification related to a lease extended by ~91 years.
The table below sets out a maturity analysis of undiscounted lease liabilities, showing the lease payments after the reporting date.

Undiscounted lease liabilities maturity analysis
	2024	2023
	£m	£m
Not more than one year	195	174
One to two years	173	169
Two to three years	149	144
Three to four years	126	120
Four to five years	113	97
Five to ten years	395	338
Greater than ten years	3,754	282
Total undiscounted lease liabilities as at 31 December	4,905	1,324